CAPITAL SECURITIES - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of classes of share capital [line items]
Capital securities	$ 3,197		$ 3,085
Liquidation preference (in dollars per share) | $ / shares	$ 25.00
Redemption amount	$ 37	$ 48	38	$ 49
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Capital securities	48		49
Rouse Properties L.P. ("Rouse") | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities	142		142
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Capital securities	$ 874		$ 810